Summary of Significant Accounting Policies - Working capital management (Details)	Mar. 07, 2017 project MW	Oct. 25, 2017 MW
Japan
Summary of Significant Accounting Policies
Number of solar projects | project	2
Power capacity of PV plant	4.8
United Kingdom
Summary of Significant Accounting Policies
Power capacity of PV plant	4.5
PRC
Summary of Significant Accounting Policies
Power capacity of PV plant		40